SUPPLEMENT DATED DECEMBER 2, 2024
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF
FCF INTERNATIONAL QUALITY ETF (TTAI)
FCF US QUALITY ETF (TTAC)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Prospectus.

On or about December 2, 2024, Abacus Life, Inc. will acquire FCF Advisors LLC, the investment adviser to the Funds (the “Transaction”). Until the closing of the Transaction, the following information appearing under the heading “FUND MANAGEMENT” will continue to be effective:

FCF Advisors LLC acts as the Funds’ investment adviser. The Adviser is located at 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105. The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 2005 and managed approximately $592.4 million as of June 30, 2024. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

Please keep this supplement with your Prospectus for future reference.

SUPPLEMENT DATED DECEMBER 2, 2024
TO THE CURRENTLY EFFECTIVE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF
FCF INTERNATIONAL QUALITY ETF (TTAI)
FCF US QUALITY ETF (TTAC)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ SAI.

On or about December 2, 2024, Abacus Life, Inc. will acquire FCF Advisors LLC, the investment adviser to the Funds (the “Transaction”). Until the closing of the Transaction, the following information appearing under the heading “MANAGEMENT OF THE FUNDS” will continue to be effective:

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are Independent Trustees. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105.

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Retired Since 2014	5	None

David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996-present).	5	None
Interested Trustee*
Jacob Pluchenik YOB: 1976	Trustee, President and Principal Executive Officer	Trustee since 2021; President and Principal Executive Officer since November 2022.	Managing Member, GF Investments (2005-present); Member, FCF Advisors LLC (2016-present).	5	None
*Mr. Pluchenik is considered an “interested person,” as defined by the Investment Company Act, because of his ownership interest in the Adviser.

Officers

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Compliance Officer and Anti-Money Laundering Officer since 2019; Vice President (2018-2019).	Chief Operating & Compliance Officer, FCF Advisors (2019-present) and Vice President, Marketing and Operations (2017-2019)
Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019	Director of Research, FCF Advisors LLC (2022-present), Portfolio Manager (2021-present) and Quantitative Analyst (2017-present)

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Stephen J. Posner: Mr. Posner has extensive experience in the securities industry, having served as a general securities representative, registered options principal, and general securities sales supervisor of a broker-dealer.
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David A. Kelly: Mr. Kelly has extensive experience in the investment management industry, including as founder and president of an investment adviser.

Jacob Pluchenik: Mr. Pluchenik has played a lead role in numerous investments on behalf of the GF Family Office. He has extensive experience in the investment management industry, including through his ownership interest in, and significant involvement with, the Adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Pluchenik is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Board of the Trust met five times during the fiscal year ended July 31, 2024.

The Board will conduct a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, which may include the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic
3

reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report expectations to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee. Each Independent Trustee serves on each of these committees, except for the Valuation Committee, which is comprised of the officers of the Trust.

The purposes of the Audit Committee are to: (1) oversee generally the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Funds’ financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended July 31, 2024, the Audit Committee met four times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. During the fiscal year ended July 31, 2024, the Nominating Committee met one time.
4

The purpose of the Qualified Legal Compliance Committee is to evaluate and recommend resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the fiscal year ended July 31, 2024.

Compensation of Trustees

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust’s officers and the interested Trustees receive no compensation directly from the Trust.

The table shows the total compensation paid to the Trustees for the Fund Complex for the fiscal year ended July 31, 2024:

Independent Trustees	Compensation*	Compensation Deferred	Total Compensation for the Fund Complex Paid to Trustees*
Stephen J. Posner	$18,000	$0	$18,000
David A. Kelly	$18,000	$0	$18,000
Interested Trustee
Jacob Pluchenik	N/A	N/A	N/A
*Pursuant to the terms of its investment advisory agreement with respect to the Funds, the Adviser bears all of its own costs associated with providing advisory services and all the expenses of the Funds (excluding certain items, as provided in the investment advisory agreement), including Trustee compensation.

5

Fund Shares Owned by Trustees

The table below shows the dollar range of equity securities in the Funds and the entire Fund Complex beneficially owned by each Trustee as of December 31, 2023:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Independent Trustee:
	Jacob Pluchenik	Stephen J. Posner	David A. Kelly
FCF International Quality ETF	$0	$0	$0
FCF US Quality ETF	Over $100,000	$0	$0
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Complex.	Over $100,000	$0	$0
As of December 31, 2023, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or the principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in each Fund’s portfolio. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.

6

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 800-617-0004. The Trust’s Form N-PX is available on the SEC’s website at www.sec.gov.

Until the closing of the Transaction, the following paragraph appearing under the heading “INVESTMENT MANAGEMENT AND OTHER SERVICES – Investment Advisory Agreement” will continue to be effective:

The Adviser manages the investment and the reinvestment of the assets of the Funds in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act and is a limited liability corporation organized under the laws of Delaware. The address of the Adviser is 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105. The Adviser was founded in 2005 and provides investment advisory services to registered investment companies and separately managed accounts. As of June 30, 2024, the Adviser managed approximately $592.4 million. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

Please keep this supplement with your SAI for future reference.

7

SUPPLEMENT DATED DECEMBER 2, 2024
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF
DONOGHUE FORLINES INNOVATION ETF (DFNV)
DONOGHUE FORLINES TACTICAL HIGH YIELD ETF (DFHY)
DONOGHUE FORLINES YIELD ENHANCED REAL ASSET ETF (DFRA)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Prospectus.

On or about December 2, 2024, Abacus Life, Inc. will acquire FCF Advisors LLC, the investment adviser to the Funds (the “Transaction”). Until the closing of the Transaction, the following information appearing under the heading “FUND MANAGEMENT” will continue to be effective:

FCF Advisors LLC acts as the Funds’ investment adviser. The Adviser is located at 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105. The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser was founded in 2005 and managed approximately $592.4 million as of June 30, 2024. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

Please keep this supplement with your Prospectus for future reference.

SUPPLEMENT DATED DECEMBER 2, 2024
TO THE CURRENTLY EFFECTIVE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF
DONOGHUE FORLINES INNOVATION ETF (DFNV)
DONOGHUE FORLINES TACTICAL HIGH YIELD ETF (DFHY)
DONOGHUE FORLINES YIELD ENHANCED REAL ASSET ETF (DFRA)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ SAI.

On or about December 2, 2024, Abacus Life, Inc. will acquire FCF Advisors LLC, the investment adviser to the Funds (the “Transaction”). Until the closing of the Transaction, the following information appearing under the heading “MANAGEMENT OF THE FUNDS” will continue to be effective:

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are Independent Trustees. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105.

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Retired Since 2014	5	None

David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996-present).	5	None
Interested Trustee*
Jacob Pluchenik YOB: 1976	Trustee, President and Principal Executive Officer	Trustee since 2021; President and Principal Executive Officer since November 2022.	Managing Member, GF Investments (2005-present); Member, FCF Advisors LLC (2016-present).	5	None
*Mr. Pluchenik is considered an “interested person,” as defined by the Investment Company Act, because of his ownership interest in the Adviser.

Officers

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Compliance Officer and Anti-Money Laundering Officer since 2019; Vice President (2018-2019).	Chief Operating & Compliance Officer, FCF Advisors (2019-present) and Vice President, Marketing and Operations (2017-2019)
Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019	Director of Research, FCF Advisors LLC (2022-present), Portfolio Manager (2021-present) and Quantitative Analyst (2017-present)

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Stephen J. Posner: Mr. Posner has extensive experience in the securities industry, having served as a general securities representative, registered options principal, and general securities sales supervisor of a broker-dealer.

David A. Kelly: Mr. Kelly has extensive experience in the investment management industry, including as founder and president of an investment adviser.

Jacob Pluchenik: Mr. Pluchenik has played a lead role in numerous investments on behalf of the GF Family Office. He has extensive experience in the investment management industry, including through his ownership interest in, and significant involvement with, the Adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Pluchenik is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Board of the Trust met five times during the fiscal year ended July 31, 2024.

The Board will conduct a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, which may include the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report expectations to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee. Each Independent Trustee serves on each of these committees, except for the Valuation Committee, which is comprised of the officers of the Trust.

The purposes of the Audit Committee are to: (1) oversee generally the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Funds’ financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended July 31, 2024, the Audit Committee met four times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. During the fiscal year ended July 31, 2024, the Nominating Committee met one time.

The purpose of the Qualified Legal Compliance Committee is to evaluate and recommend resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the fiscal year ended July 31, 2024.

Compensation of Trustees

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust’s officers and the interested Trustees receive no compensation directly from the Trust.

The table shows the total compensation paid to the Trustees for the Fund Complex for the fiscal year ended July 31, 2024:

Independent Trustees	Compensation*	Compensation Deferred	Total Compensation for the Fund Complex Paid to Trustees*
Stephen J. Posner	$18,000	$0	$18,000
David A. Kelly	$18,000	$0	$18,000
Interested Trustee
Jacob Pluchenik	N/A	N/A	N/A
*Pursuant to the terms of its investment advisory agreement with respect to the Funds, the Adviser bears all of its own costs associated with providing advisory services and all the expenses of the Funds (excluding certain items, as provided in the investment advisory agreement), including Trustee compensation.

Fund Shares Owned by Trustees

The table below shows the dollar range of equity securities in the Funds and the entire Fund Complex beneficially owned by each Trustee as of December 31, 2023:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Independent Trustee:
	Jacob Pluchenik	Stephen J. Posner	David A. Kelly
Donoghue Forlines Innovation ETF	$0	$0	$0
Donoghue Forlines Tactical High Yield ETF	$0	$0	$0
Donoghue Forlines Yield Enhanced Real Asset ETF	$0	$0	$0
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Complex	Over $100,000	$0	$0
As of December 31, 2023, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or the principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in each Fund’s portfolio. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 800-617-0004. The Trust’s Form N-PX is available on the SEC’s website at www.sec.gov.

Until the closing of the Transaction, the following paragraph appearing under the heading “INVESTMENT MANAGEMENT AND OTHER SERVICES – Investment Advisory Agreement” will continue to be effective:

The Adviser is a registered investment adviser under the Investment Advisers Act and is a limited liability corporation organized under the laws of Delaware. The address of the Adviser is 1345 Avenue of the Americas, 33rd Floor, New York, NY 10105. The Adviser was founded in 2005 and provides investment advisory services to registered investment companies and separately managed accounts. As of June 30, 2024, the Adviser managed approximately $592.4 million. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

Please keep this supplement with your SAI for future reference.